Segment Information - Summary of Results of Reportable Segments (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Revenue		£ 22,905	£ 23,428	£ 23,723
Operating profit (loss)		3,283	3,421	3,381
Net finance expense		(897)	(756)	(764)
Share of post tax profit (loss) of associates and joint ventures		(33)	1	(1)
Profit (loss) before taxation		2,353	2,666	2,616
Before Specific Items
Disclosure of operating segments [line items]
Revenue		22,824	23,459	23,746
Adjusted EBITDA		7,907	7,392	7,505
Depreciation and amortisation		(4,296)	(3,546)	(3,514)
Operating profit (loss)		3,611	3,846	3,991
Net finance expense		(757)	(617)	(546)
Share of post tax profit (loss) of associates and joint ventures		6	1	(1)
Profit (loss) before taxation		2,860	3,230	3,444
Specific Items
Disclosure of operating segments [line items]
Revenue	[1]	81	(31)	(23)
Operating profit (loss)	[1]	(328)	(425)	(610)
Net finance expense	[1]	(140)	(139)	(218)
Share of post tax profit (loss) of associates and joint ventures	[1]	(39)
Profit (loss) before taxation	[1]	(507)	(564)	(828)
Segment revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		25,955	26,800	27,306
Internal revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		(3,131)	(3,341)	(3,560)
Consumer | Before Specific Items
Disclosure of operating segments [line items]
Revenue		10,286	10,484	10,193
Adjusted EBITDA		2,426	2,331	2,205
Depreciation and amortisation		(1,278)	(1,030)	(1,013)
Operating profit (loss)		1,148	1,301	1,192
Consumer | Segment revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		10,388	10,591	10,296
Consumer | Internal revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		(102)	(107)	(103)
Enterprise | Before Specific Items
Disclosure of operating segments [line items]
Revenue		5,817	6,037	6,270
Adjusted EBITDA		1,965	1,910	1,995
Depreciation and amortisation		(719)	(690)	(676)
Operating profit (loss)		1,246	1,220	1,319
Enterprise | Segment revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		6,093	6,396	6,711
Enterprise | Internal revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		(276)	(359)	(441)
Global | Before Specific Items
Disclosure of operating segments [line items]
Revenue		4,361	4,735	5,013
Adjusted EBITDA		634	444	374
Depreciation and amortisation		(479)	(378)	(432)
Operating profit (loss)		155	66	(58)
Global | Segment revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		4,361	4,735	5,013
Global | Internal revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		0	0	0
Openreach | Before Specific Items
Disclosure of operating segments [line items]
Revenue		2,359	2,200	2,262
Adjusted EBITDA		2,858	2,744	2,933
Depreciation and amortisation		(1,712)	(1,398)	(1,330)
Operating profit (loss)		1,146	1,346	1,603
Openreach | Segment revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		5,112	5,075	5,278
Openreach | Internal revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		(2,753)	(2,875)	(3,016)
Other | Before Specific Items
Disclosure of operating segments [line items]
Revenue		1	3	8
Adjusted EBITDA		24	(37)	(2)
Depreciation and amortisation		(108)	(50)	(63)
Operating profit (loss)		(84)	(87)	(65)
Other | Segment revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		1	3	8
Other | Internal revenue | Before Specific Items
Disclosure of operating segments [line items]
Revenue		£ 0	£ 0	£ 0

[1]	For a definition of specific items, see page 204. An analysis of specific items is provided in note 9.